Equity (Details) € / shares in Units, $ / shares in Units, $ in Millions	1 Months Ended
	Apr. 30, 2023 EUR (€) € / shares shares	Apr. 30, 2023 USD ($) shares	Jun. 30, 2023 EUR (€)	Apr. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€)
Equity (Details) [Line Items]
Sale of common shares (in Shares) | shares	3,235,723			3,235,723
Equity amount (in Dollars)			€ 124,646,004		€ 88,349,440
Net proceeds from equity investments	€ 14,400,000
Sold common shares through a public offering (in Shares) | shares	10,823,529			10,823,529
Share based payment transactions (in Shares) | shares	1,411,764	1,411,764
Price per share (in Dollars per share) | $ / shares				$ 4.25
Nominal value of price per share (in Euro per share) | € / shares	€ 0.12
Proceeds from sales of investment property	€ 2,500,000	$ 2.8
Discounts amount	39,100,000			$ 43.2
Other offering expenses	400,000
Other offering expenses total	€ 38,700,000
Ordinary shares [member]
Equity (Details) [Line Items]
Equity amount (in Dollars) | $				$ 15.7